Stock Warrants - Summary of Black- Scholes model using the following inputs (Detail) - Fair Value, Inputs, Level 3 [Member] - Warrant [Member]	Jun. 30, 2021 yr	Dec. 31, 2020 yr	Jun. 30, 2020 yr	Dec. 31, 2019 yr
Expected (remaining) option term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.69	4.13	4.64	5.14
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	65.0	55.4	54.3	52.4
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.45	0.36	0.29	1.69
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0	0	0	0
Fair value of common stock (per share)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	9.51	2.93	2.07	2.00